Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Incremental borrowing rate	4.50%	5.17%
Lease liabilities include future lease payments	$ 8.3	$ 7.3
Increase in lease liabilities	577.2	441.2
Expense related to variable lease payments	28.1	26.2
Sub leasing right-of-use assets	18.4	21.1
Lease expenses	$ 39.4	$ 41.3